Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.  Summary of Significant Accounting Policies

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Wejo Limited and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated upon consolidation.

Unaudited Condensed Consolidated Financial Statements

The accompanying condensed consolidated balance sheet as of September 30, 2021, and the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2021 and 2020, condensed consolidated statements of shareholders’ deficit and statements of cash flows for the nine months ended September 30, 2021 and 2020 are unaudited. The condensed consolidated interim financial statements have been prepared on the same basis as the audited annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position at September 30, 2021 and the results of its operations for the three and nine months ended September 30, 2021 and 2020 and its cash flows for the nine months ended September 30, 2021 and 2020. The financial data and other information disclosed in these notes related to the three and nine months ended September 30, 2021 and 2020 are also unaudited. The results for the nine months ended September 30, 2021 are not necessarily indicative of results to be expected for the full year or for any other subsequent interim period. Certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes included elsewhere in the prospectus filed on October 18, 2021.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue and expenses, and the disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and accompanying notes. Significant estimates and assumptions reflected in these unaudited condensed consolidated financial statements and accompanying notes include, but are not limited to, the fair value of the Company’s ordinary shares, derivative liability, advanced subscription agreements, income taxes, software development costs and the estimate of useful lives with respect to developed software. Although the Company believes that its estimates, assumptions, and judgments are reasonable, they are based upon information available at the time. Actual results may differ significantly from these estimates under different assumptions, judgments or conditions.

Net Loss per Share

The Company has reported losses since inception and has computed basic net loss per share attributable to ordinary shareholders by dividing net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net loss per ordinary share after giving consideration to all potentially dilutive ordinary shares, including warrants and share options, outstanding during the period determined using the treasury-share and if-converted methods, except where the effect of including such securities would be antidilutive. Because the Company has reported net losses since inception, these potential ordinary shares have been anti-dilutive and basic and diluted loss per share were the same for all periods presented.

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU 2016-02, Leases (“ASU 2016-02”). ASU 2016-02 will require lessees to recognize most leases on their balance sheet as a right-of-use asset and a lease liability. Leases will be classified as either operating or finance, and classification will be based on criteria similar to current lease accounting, but without explicit bright lines. As an emerging growth company (“EGC”), the Company will adopt the guidance with nonpublic entities during the annual reporting periods beginning after December 15, 2021 and interim periods beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its financial statements.

In June 2019, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) and also issued subsequent amendments to the initial guidance, ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11, ASU 2020-02, and ASU 2020-03 (collectively, “Topic 326”), to introduce a new impairment model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. Topic 326 requires financial assets measured at amortized cost to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amounts. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. For non-public companies, Topic 326 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of its pending adoption of Topic 326 on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify the accounting for income taxes. This update removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The new standard will be effective beginning April 1, 2022. The Company does not expect the adoption of ASU 2019-12 to have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40), which simplifies the accounting for convertible instruments by removing major separation models required under current guidance. ASU 2020-06 also removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for annual reporting periods beginning after December 15, 2021, including interim periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact ASU 2020-06 will have on its consolidated financial statements and related disclosures.

2.  Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Wejo Limited and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated upon consolidation.

Foreign Currency Translation

The Company maintains its consolidated financial statements in its functional currency, which is the British Pound Sterling. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in other income (expense), net in the consolidated statement of operations and comprehensive loss. The Company recorded foreign exchange gains of less than $0.1 million and foreign exchange losses of $0.8 million for each of the years ended December 31, 2020 and 2019, respectively.

For financial reporting purposes, the consolidated financial statements of the Company have been presented in the U.S. dollar, the reporting currency. The financial statements of the Company and its subsidiaries are translated from their functional currency into the reporting currency as follows: assets and liabilities are translated at the exchange rates at the balance sheet dates, revenue, expenses and other income (expense), net are translated at the average exchange rates and shareholders’ equity (deficit) is translated based on historical exchange rates. Translation adjustments are not included in determining net loss but are included as a foreign exchange adjustment to Other comprehensive (loss) income, a component of Shareholders’ equity (deficit).

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the fair value of the Company’s ordinary shares, derivative liability, advanced subscription agreements, income taxes, software development costs and the estimate of useful lives with respect to developed software, warrants, and accounting for share-based compensation. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. At December 31, 2020 and 2019, the Company did not hold any investments that would be considered cash equivalents.

Concentrations of Credit Risk and Off-Balance Sheet Risk

Financial instruments that subject the Company to credit risk consist solely of cash. The Company places cash in established financial institutions. The Company has no significant off-balance-sheet risk or concentration of credit risk, such as foreign exchange contracts, options contracts, or other foreign hedging arrangements.

Accounts Receivable

The Company records Accounts receivable at the invoiced amount and does not charge interest on past due invoices. The Company reviews its accounts receivable from customers that are past due to identify specific accounts with known disputes or collectability issues. In determining the amount of the reserve, the Company makes judgments about the creditworthiness of customers based on ongoing credit evaluations. The Company has not historically experienced any significant credit losses. Based on historical receipts and collections history, management has determined that an allowance for doubtful accounts is not necessary as of December 31, 2020 or 2019.

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated Useful Life
Office equipment and computers	3 years
Furniture and fixtures	5 years

Intangible Assets

In December 2018, the Company acquired a multi-year license to access vehicular data from General Motors Holdings LLC (“GM”) through a Data Sharing Agreement that represents a contract-based intangible asset in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations. The Company’s data sharing agreement was recognized at its fair value and is being amortized over its contract life using the straight-line method as a finite-lived identifiable Intangible asset in accordance with ASC 350, Intangible Assets.

Internally developed software is amortized on a straight-line basis over three years once the software testing is complete.

Internally Developed Software Costs

The Company capitalizes certain costs incurred for the internal development of software. Internally developed software includes the Company’s proprietary portal software and related applications and various applications used in the management of the Company’s portals. Costs incurred during the preliminary project stage for internal software programs are expensed as incurred. External and internal costs incurred during the application development stage of new software development, as well as for upgrades and enhancements for software programs that result in additional functionality are capitalized. Software development costs capitalized for the internal development of software are amortized over the estimated useful life of the applicable software. Impairment charges are taken as a result of circumstances that indicate that the carrying values of the assets were not fully recoverable. No impairment charges have been recognized in the years ended December 31, 2020 and 2019.

Impairment of Long-Lived Assets

The Company regularly evaluates whether events and circumstances have occurred that indicate the carrying amount of Property, plant and equipment and finite-lived Intangible assets may not be recoverable. When factors indicate that these long-lived assets should be evaluated for possible impairment, the Company assesses the potential impairment by determining whether the carrying amount of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition. If the carrying amount of the asset is determined not to be recoverable, a write-down to fair value is recorded in the consolidated statement of operations and comprehensive loss. Fair values are determined based on quoted market prices or discounted cash flow analysis as applicable. The Company also regularly evaluates whether events and circumstances have occurred that indicate the useful lives of property and equipment and finite-lived intangible assets may warrant revision. The Company has not recognized any impairment losses during the years ended December 31, 2020 and 2019.

Troubled Debt Restructuring

In July 2020, the Company amended its credit facility agreement with GM Holdings LLC (“GM Credit Facility”) under which a concession was granted to the Company because of financial difficulties. The modification to the credit facility agreement represented a troubled debt restructuring (“TDR”) under ASC 470-60, Troubled Debt Restructurings. Under this guidance, the future undiscounted cash flows of the GM Credit Facility, as amended, exceeded the carrying value, and accordingly, no gain was recognized and no adjustment was made to the carrying value of the debt. Interest expense on the amended GM Credit Facility was computed using a new effective rate that equated the present value of the future cash payments specified by the new terms with the carrying value of the debt under the original terms.

Revenue Recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when the company satisfies a performance obligation

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

As part of the accounting for these arrangements, the Company must use its judgment to determine: (a) the number of performance obligations based on the determination under step (ii) above; (b) the transaction price under step (iii) above; (c) the stand-alone selling price for each performance obligation identified in the contract for the allocation of transaction price in step (iv) above; and (d) the contract term and pattern of satisfaction of the performance obligations under step (v) above.

The Company works with the world’s leading automotive manufacturers to standardize connected car data through a data exchange platform. These data points include, but are not limited to: traffic intelligence, high frequency vehicle movements, and common driving events and trends. This data is obtained from OEMs through license agreements. These contracts are referred to internally as “Ingress Agreements”. Wejo ADEPT is hosted by cloud data centers, and as a function of this central hosting, the Wejo ADEPT platform operates in a multi-tenancy environment, whereby all customers share the same standardized raw car data. The end users of the Wejo ADEPT platform can only access the data through a licensing agreement and do not have the ability to take possession of the software itself. These contracts are referred to internally as “Egress Agreements”.

Revenue is measured net based on the amount of consideration the Company expects to receive, reduced by associated revenue share due to OEMs under data license arrangements and related taxes. The Company applied the practical expedient in ASC 606 to expense as incurred those costs to obtain a contract with a customer for which the amortization period would have been one year or less. See Note 4, Revenue from Customers, for further discussion on revenue.

Cost of Revenue (exclusive of depreciation and amortization)

Cost of revenue consists of hosting service expenses for the Company’s connected platform, including staff salaries and other staff costs that are related to the Company’s connected platform.

Technology and Development

Technology and development expenses consist primarily of compensation-related expenses incurred for the research and development of, enhancements to, and maintenance and operation of the Company’s products, equipment and related infrastructure.

Sales and Marketing

Sales and marketing expenses consist primarily of compensation-related expenses to the Company’s direct sales and marketing personnel, as well as costs related to advertising, industry conferences, promotional materials, and other sales and marketing programs. Advertising costs are expensed as incurred.

General and Administrative

General and administrative expenses consist primarily of compensation related expenses for executive management, finance, accounting, human resources, legal, and corporate information and technology, professional fees and facilities costs.

Share-Based Compensation

The Company grants equity awards under its share-based compensation programs, pursuant to the Articles of Association in the form of options for ordinary shares and A ordinary shares.

The Company recognizes compensation expense for option awards based on the grant date fair value of the award. The Company uses the fair value of its ordinary and A ordinary shares to determine the fair value of share option awards granted to employees and directors. For equity awards with a combination of service and performance conditions, the Company recognizes non-cash share-based compensation expense on a straight-line basis over the requisite service period when the achievement of a performance-based milestone is probable of being met, based on the relative satisfaction of the performance condition as of the reporting date. The Company accounts for forfeitures as they occur.

The fair value of each share option grant is estimated on the date of grant using the Black-Scholes option pricing model. See Note 10 for the Company’s assumptions used in connection with option grants made during the periods covered by these consolidated financial statements. Assumptions used in the option pricing model include the following:

Expected volatility — The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected share volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price.

Expected term — For options that become exercisable upon a performance condition, the Company uses the contractual term of the award to estimate its fair value and in the event that the option does not have a contractual expiration date, the Company uses an expected term determined by the expected timing of the performance condition.

Risk-free interest rate — The risk-free interest rate is determined by reference to the U.K. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to either the expected or contractual term of the award.

Expected dividend — Expected dividend yield of zero is based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.

Fair value of ordinary share — The Company calculated the fair value of its ordinary shares in accordance with the guidelines in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The Company’s valuations of ordinary shares were prepared using a market approach, based on precedent transactions in the shares, to estimate the Company’s total equity value using the option-pricing method (“OPM”), which used a combination of market approaches and an income approach to estimate the Company’s enterprise value.

The OPM derives an equity value such that the value indicated is consistent with the investment price, and it provides an allocation of this equity value to each class of the Company’s securities. The OPM treats the various classes of shares as call options on the total equity value of a company, with exercise prices based on the value thresholds at which the allocation among the various holders of a company’s securities changes. Under this method, each class of shares has value only if the funds available for distribution to shareholders exceed the value of the share liquidation preferences of the class or classes of shares with senior preferences at the time of the liquidity event. A discount of lack of marketability of the ordinary and A ordinary shares is then applied to arrive at an indication of value for the ordinary and A ordinary shares. Key inputs and assumptions used in the OPM calculation include the following:

Expected volatility.  The Company applied re-levered equity volatility based on the historical unlevered and re-levered equity volatility of publicly traded peer companies.

Expected dividend.  Expected dividend yield of zero is based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.

Expected term.  The expected term of the option or the estimated time until a liquidation event.

Risk-free interest rate.  The risk-free interest rate is determined by reference to the U.K. Treasury yield curve for the period commensurate with the expected timing of the exit event.

In addition, the Company’s board of directors considered various objective and subjective factors to determine the fair value of its ordinary and A ordinary shares as of each grant date, including:

●	the prices at which the Company sold ordinary shares;
●	the Company’s stage of development and business strategy;
●	external market conditions affecting the industry, and trends within the industry;
●	the Company’s financial position, including cash on hand, and its historical and forecasted performance and operating results;
●	the lack of an active public market for its ordinary and A ordinary shares;
●	the likelihood of achieving a liquidity event, such as an initial public offering, or IPO, or a sale of the company in light of prevailing market conditions; and
●	the analysis of IPOs and the market performance of similar companies in the industry.

The assumptions underlying the Company’s valuations represented management’s best estimates, which involved inherent uncertainties and the application of management’s judgment. As a result, if the Company had used significantly different assumptions or estimates, the fair value of its ordinary and A ordinary shares could be materially different.

Accounting for Warrants

The Company determines the accounting classification of warrants that it issues, as either liability or equity, by first assessing whether the warrants meet liability classification in accordance with ASC 480-10, Distinguishing Liabilities from Equity, and then in accordance with ASC 815-40, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock. Under ASC 480, warrants are considered liability classified if the warrants are mandatorily redeemable, obligate the issuer to settle the warrants or the underlying shares by paying cash or other assets, or warrants that must or may require settlement by issuing variable number of shares. If warrants do not meet liability classification under ASC 480-10, the Company assesses the requirements under ASC 815-40, which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the warrants do not require liability classification under ASC 815-40, in order to conclude equity classification, the Company assesses whether the warrants are indexed to its ordinary shares and whether the warrants are classified as equity under ASC 815-40 or other applicable U.S. GAAP. After all relevant assessments were made, the Company concluded the warrants are classified as equity. Equity classified warrants are accounted for at fair value on the issuance date with no changes in fair value recognized subsequent to the issuance date. For additional discussion on warrants see Note 9, Shareholders’ Equity (Deficit).

Benefit from Research and Development Tax Credit

The Company is subject to corporate taxation in the UK. Due to the nature of the business, the Company has generated losses since inception. The benefit from research and development (“R&D”) tax credits is recognized in the consolidated statements of operations and comprehensive loss as a component of other income (expense), net, and represents the sum of the research and development tax credits recoverable in the UK.

As a company that carries out research and development activities, the Company is able to submit tax credit claims under the UK Research and Development Expenditure Credit (“RDEC”) program. Qualifying expenditures largely comprise employment costs for research staff, consumables and certain internal overhead costs incurred as part of research projects for which the Company does not receive income.

Each reporting period, the Company evaluates whether it is expected to be eligible for the tax relief program and records in other income (expense) for the portion of the expense that it expects to qualify under the programs, that it plans to submit a claim for, and has reasonable assurance that the amount will ultimately be realized. Based on criteria established by HM Revenue and Customs (“HMRC”), the Company expects a proportion of expenditures to be eligible for the research and development tax relief programs for the years ended December 31, 2020 and 2019. The RDEC credits are not dependent on the Company generating future taxable income or on its ongoing tax status or tax position. The Company has assessed its research and development activities and expenditures to determine whether the nature of the activities and expenditures will qualify for credit under the tax relief programs and whether the claims will ultimately be realized based on the allowable reimbursable expense criteria established by the UK government which are subject to interpretation. At each period end, the Company estimates the reimbursement available to it based on information available at the time.

The Company recognizes credits from the research and development incentives when the relevant expenditure has been incurred and there is reasonable assurance that the reimbursement will be received. The Company makes estimates of the research and development tax credit receivable as of each balance sheet date, based upon facts and circumstances known at the time. Although the Company does not expect its estimates to be materially different from amounts ultimately recognized, its estimates could differ from actual results. To date, there have not been any material adjustments to the Company’s prior estimates of the research and development tax credit receivable.

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in its tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that deferred tax assets will be recovered in the future to the extent management believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed as the amount of benefit to recognize in the consolidated financial statements. The amount of benefits that may be used is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties. As of December 31, 2020, and 2019, the Company has not identified any uncertain tax positions.

UK losses may be carried forward indefinitely to be offset against future taxable profits, subject to numerous utilization criteria and restrictions. The amount that can be offset each year is limited to £5.0 million plus an incremental 50% of UK taxable profits.

The Company recognizes interest and penalties related to unrecognized tax benefits on the Income tax expense line in the accompanying consolidated statements of operations and comprehensive loss. As of December 31, 2020, and 2019, no accrued interest or penalties are included on the related tax liability line in the consolidated balance sheets.

Comprehensive Loss

Comprehensive loss includes net loss as well as other changes in shareholders’ equity (deficit) that result from transactions and economic events other than those with shareholders.

Net Loss per Share

The Company has reported losses since inception and has computed basic net loss per share attributable to ordinary shareholders by dividing net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding for the period, without consideration for potentially dilutive securities. The Company computes diluted net loss per ordinary share after giving consideration to all potentially dilutive ordinary shares, including warrants and share options, outstanding during the period determined using the treasury-share and if-converted methods, except where the effect of including such securities would be antidilutive. Because the Company has reported net losses since inception, these potential ordinary shares have been anti-dilutive and basic and diluted loss per share were the same for all periods presented.

Segment Information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, the Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business as one operating and reportable segment, which is the business of delivering connected vehicle data. The Company provides car data to customers in the U.S. and its headquarters are located in the U.K. The majority of the Company’s tangible assets are held in the U.K.

Fair Value of Financial Instruments

Financial instruments include cash, accounts receivable, prepaid expenses, accounts payable and accrued expenses, which approximate fair value because of their short-term maturities. Certain assets of the Company are carried at fair value under U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.
●	Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.
●	Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The Company’s advanced subscription agreements and derivative liability associated with the convertible loans are classified within Level 3 of the fair value hierarchy because their fair values are estimated by utilizing valuation models and significant unobservable inputs. The Company’s Convertible loans payable and Debt from related parties are measured at amortized cost, given the fair value option was not elected.

Convertible Loans

The Company accounts for convertible loans in accordance with ASC Topic 470-20, Debt with Conversion and Other Options. Convertible loans are classified as liabilities measured at amortized cost, net of debt discounts from the allocation of proceeds. Interest expense is recognized using the effective interest method over the expected term of the debt instrument pursuant to ASC Topic 835, Interest.

Derivative Liability

The Company’s outstanding convertible loans (see Note 12) contained redemption features that met the definition of a derivative instrument. The Company classified these instruments as a liability on its consolidated balance sheets because the redemption features were not clearly and closely related to its host instrument and met the definition of a derivative. The derivative liability was initially recorded at fair value upon issuance of the convertible loans and was subsequently remeasured to fair value at each reporting date. Changes in the fair value of the derivative liability were recognized on the consolidated statements of operations and comprehensive loss.

Recently Adopted Accounting Pronouncements

On August 29, 2018, the FASB issued ASU 2018-15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, that provides guidance on implementation costs incurred in a cloud computing arrangement (CCA) that is a service contract. The ASU, which was released in response to a consensus reached by the EITF at its June 2018 meeting, aligns the accounting for such costs with the guidance on capitalizing costs associated with developing or obtaining internal-use software. Specifically, the ASU amends ASC 350 to include in its scope implementation costs of a CCA that is a service contract and clarifies that a customer should apply ASC 350-40 to determine which implementation costs should be capitalized in such a CCA. The guidance is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The guidance should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Early adoption is permitted, including adoption in an interim period. The Company early adopted ASU 2018-15 on January 1, 2019, on a prospective basis. The adoption of this standard did not have a material impact on the Company’s financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”). ASU 2016-02 will require lessees to recognize most leases on their balance sheet as a right-of-use asset and a lease liability. Leases will be classified as either operating or finance, and classification will be based on criteria similar to current lease accounting, but without explicit bright lines. As an emerging growth company (“EGC”), the Company will adopt the guidance with nonpublic entities during the annual reporting periods beginning after December 15, 2021 and interim periods beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its financial statements.

In June 2019, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) and also issued subsequent amendments to the initial guidance, ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11, ASU 2020-02, and ASU 2020-03 (collectively, “Topic 326”), to introduce a new impairment model for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. Topic 326 requires financial assets measured at amortized cost to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amounts. An entity must use judgment in determining the relevant information and estimation methods that are appropriate in its circumstances. For non-public companies, Topic 326 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of its pending adoption of Topic 326 on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify the accounting for income taxes. This update removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The new standard will be effective beginning April 1, 2022. The Company does not expect the adoption of ASU 2019-12 to have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40), which simplifies the accounting for convertible instruments by removing major separation models required under current guidance. ASU 2020-06 also removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for annual reporting periods beginning after December 15, 2021, including interim periods within those annual reporting periods, with early adoption permitted. The Company is currently evaluating the impact ASU 2020-06 will have on its consolidated financial statements and related disclosures.